UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-05992

JAPAN SMALLER CAPITALIZATION FUND, INC.

(Exact name of registrant as specified in charter)

Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712

(Address of principal executive offices)

Masashi Terachi
Japan Smaller Capitalization Fund, Inc.
Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:  February 28, 2013

Date of reporting period:  March 1, 2012  –  May 31, 2012

Item 1.  Schedule of Investments.
JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
May 31, 2012

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets

JAPANESE COMOMON STOCKS
Automotive Equipment and Parts
Musashi Seimitsu Industry Co., Ltd.	247,800	$5,711,130	$4,827,169	$(883,961)	2.0
Ball joints, camshafts, and gears
Press Kogyo Co Ltd	459,000	2,112,458	2,274,918	162,460	1.0
Chassis frames, axles, and suspensions
Total Automotive Equipment and Parts		7,823,588	7,102,087	(721,501)	3.0

Banks and Finance
Fuyo General Lease Co., Ltd.	172,600	4,852,806	5,064,344	211,538	2.1
Machinery leasing
Total Banks and Finance		4,852,806	5,064,344	211,538	2.1

Chemicals and Pharmaceuticals
Adeka Corporation	689,900	6,625,819	5,816,363	(809,456)	2.5
Resin products
Central Glass Co., Ltd.	1,180,000	5,280,117	4,748,036	(532,081)	2.0
Glass and Chemicals
Rohto Pharmaceutical Co., Ltd.	360,000	4,054,178	4,258,287	204,109	1.8
Pharmaceuticals manufacturer
Total Chemicals and Pharmaceuticals		15,960,114	14,822,686	(1,137,428)	6.3

Electronics
Alpine Electronics, Inc.	465,800	5,915,700	5,051,596	(864,104)	2.1
Car audio and navigation systems
Fuji Machine Mfg. Co., Ltd.	243,700	4,118,509	4,476,472	357,963	1.9
Automated assembly machines
Fujitsu General Limited	320,000	1,803,186	2,477,103	673,917	1.0
Air conditioners
Funai Electric Co., Ltd.	165,900	3,929,352	2,314,144	(1,615,208)	1.0
Audio-visual equipment
MegaChips Corporation	114,200	1,674,948	2,514,924	839,976	1.1
Large-Scale-Integration circuits
Nippon Chemi-Con Corporation	1,236,000	6,788,223	3,678,712	(3,109,511)	1.6
Electronic components and circuit products
Sato Corporation	285,700	3,422,824	3,813,713	390,889	1.6
Automation recognition systems
Siix Corporation	294,100	3,953,241	3,704,191	(249,050)	1.6
Video, audio, and office equipment
Total Electronics		31,605,983	28,030,855	(3,575,128)	11.9

Information and Software
DTS Corporation	269,300	3,350,041	3,374,635	24,594	1.4
Information technology services
Itochu Techno-Solutions Corporation	69,800	2,333,690	3,236,559	902,869	1.4
Computer network systems developer
Kadokawa Group Holdings, Inc.	146,400	4,837,471	3,622,364	(1,215,107)	1.5
Publishing, movie/visual, and internet-related businesses
Otsuka Corporation	89,000	6,022,712	7,082,711	1,059,999	3.0
Computer information system developer
SKY Perfect JSAT Holdings Inc	7,550	3,363,149	3,090,982	(272,167)	1.3
Broadcasting and data transmission

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
May 31, 2012
					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets

Square Enix Holdings Co., Ltd.	267,400	$5,091,616	$4,225,251	$(866,365)	1.8
Entertainment software
Total Information and Software		24,998,679	24,632,502	(366,177)	10.4

Iron and Steel
Hanwa Co., Ltd.	1,248,000	5,070,966	4,623,108	(447,858)	2.0
Steel imports/exports
Neturen Co., Ltd.	332,900	2,750,577	2,406,865	(343,712)	1.0
Induction hardening equipment
Yamato Kogyo Co., Ltd.	176,800	4,801,894	4,794,615	(7,279)	2.0
Railroad related and steel products
Total Iron and Steel		12,623,437	11,824,588	(798,849)	5.0

Machinery and Machine Tools
Asahi Diamond Industrial Co., Ltd.	285,700	4,170,455	2,842,949	(1,327,506)	1.2
Instruments and machines for diamond objects
Disco Corporation	126,500	7,444,249	6,762,502	(681,747)	2.9
Precision cutting, grinding, and polishing machines
Star Micronics Co., Ltd.	342,100	3,350,326	3,312,407	(37,919)	1.4
Small-sized precision components and equipments
THK Co., Ltd.	248,500	5,888,163	4,713,834	(1,174,329)	2.0
Linear motion systems
Total Machinery and Machine Tools		20,853,193	17,631,692	(3,221,501)	7.5

Miscellaneous Manufacturing
Asahi Intecc Co., Ltd.	114,100	2,788,081	3,008,270	220,189	1.3
Medical tools
Hogy Medical Co., Ltd.	114,400	5,113,658	4,661,634	(452,024)	2.0
Medical supply products
Nihon Kohden Corporation	115,900	2,858,541	3,319,254	460,713	1.4
Medical equipment
Toyo Tanso Co., Ltd.	137,800	6,098,931	3,909,482	(2,189,449)	1.7
Carbon and graphite
Total Miscellaneous Manufacturing		16,859,211	14,898,640	(1,960,571)	6.4

Real Estate and Warehouse
Daibiru Corporation	436,400	3,890,091	3,110,573	(779,518)	1.3
Leases office buildings, apartments and hotels
Total Real Estate and Warehouse		3,890,091	3,110,573	(779,518)	1.3

Restaurants
Saint Marc Holdings Co., Ltd.	69,000	2,659,319	2,657,406	(1,913)	1.1
Restaurants and cafes
Total Restaurants		2,659,319	2,657,406	(1,913)	1.1

Retail
Arcs Company, Limited	283,000	4,996,863	5,841,834	844,971	2.5
Supermarkets and discount stores
Heiwado Co., Ltd.	212,000	2,662,853	2,957,195	294,342	1.3
Supermarkets
Xebio Co., Ltd.	187,900	4,162,839	4,533,986	371,147	1.9
Sporting goods
Total Retail		11,822,555	13,333,015	1,510,460	5.7

Services
Daiseki Co., Ltd.	350,700	6,684,713	5,693,807	(990,906)	2.4
Waste disposal

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
May 31, 2012
					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets

Message Co., Ltd.	1,906	$5,961,337	$6,330,204	$368,867	2.7
Nursing facilities
NEC Networks & System Integration Corporation	181,100	2,211,447	2,836,158	624,711	1.2
Communication systems
Park24 Co., Ltd	419,700	4,602,069	5,570,266	968,197	2.4
Parking garages
Rakuten Inc.	7,205	6,858,974	7,712,576	853,602	3.3
Manages consumer websites
Resorttrust, Inc.	263,900	3,822,826	4,419,402	596,576	1.9
Timeshare resort hotels
Total Services		30,141,366	32,562,413	2,421,047	13.9

Transportation
Kintetsu World Express Inc.	137,100	3,860,869	4,530,596	669,727	1.9
Distribution services
Total Transportation		3,860,869	4,530,596	669,727	1.9

Utilities
The Okinawa Electric Power Company, Incorporated	101,400	4,497,035	3,230,397	(1,266,638)	1.4
Thermal power
Total Utilities		4,497,035	3,230,397	(1,266,638)	1.4

Wholesale
Mitsui Matsushima Co., Ltd.	2,597,000	5,069,443	4,279,402	(790,041)	1.8
Coal
Total Wholesale		5,069,443	4,279,402	(790,041)	1.8

TOTAL JAPANESE COMMON STOCKS		$197,517,689	$187,711,196	$(9,806,493)	79.7

INVESTMENTS IN FOREIGN CURRENCY
Japanese Yen
Non- interest bearing account		$1,086,629	$1,101,792	$15,163	0.5
TOTAL INVESTMENTS IN FOREIGN CURRENCY		1,086,629	1,101,792	15,163	0.5

TOTAL INVESTMENTS		$198,604,318	$188,812,988	$(9,791,330)	80.2

OTHER ASSETS LESS LIABILITIES, NET			47,154,681		19.8

NET ASSETS			$235,967,669		100.2

* Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $ 11,101,356
   Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $ 20,907,849

Portfolio securities and foreign currency holdings were translated at the following exchange rate as of May 31, 2012.

Japanese Yen	78.29	= $1.00

Item 2.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JAPAN SMALLER CAPITALIZATION FUND, INC.

By:     /s/ Masashi Terachi
        Masashi Terachi, President
        (Principal Executive Officer)

Date:  July 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert Kleinman
        Robert Kleinman, Treasurer
        (Principal Financial Officer)

Date:  July 24, 2012